Operating Segments (Tables)	12 Months Ended
Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers by Products and Services [Table Text Block]

	December 31,
	2012	2011
Total long-lived assets:
United States	$539	$579
Canada	19	18
Pacific	739	826
Europe	618	628
Mexico and Brazil	6	7
	$1,921	$2,058

	Year ended December 31,
	2012	2011	2010
Net sales:
United States	$744	$847	$844
Canada	43	44	44
Pacific	739	816	824
Europe	720	813	779
Mexico and Brazil	111	117	97
	$2,357	$2,637	$2,588

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]	Net Sales(1):

	Year ended December 31,
	2012	2011	2010
Silicones	$2,136	$2,310	$2,286
Quartz	221	327	302
Total	$2,357	$2,637	$2,588

Schedule of Segment Reporting Information, by Segment [Table Text Block]	Segment EBITDA:

	Year ended December 31,
	2012	2011	2010
Silicones	$206	$291	$433
Quartz	44	101	92
Other	(36)	(13)	(33)
Total	$214	$379	$492

Schedule of Other Operating Cost and Expense, by Component [Table Text Block]	Depreciation and Amortization:

	Year ended December 31,
	2012	2011	2010
Silicones	$162	$170	$169
Quartz	25	27	28
Total	$187	$197	$197

Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Table Text Block]	Capital Expenditures:

	Year ended December 31,
	2012	2011	2010
Silicones	$80	$89	$76
Quartz	18	27	19
Total	$98	$116	$95

Reconciliation of Assets from Segment to Consolidated [Table Text Block]	Total Assets(2):

	At December 31,
	2012	2011
Silicones	$2,615	$2,833
Quartz	256	293
Other	33	35
Total	$2,904	$3,161

Reconciliation of Segment EBITDA to Net Income [Table Text Block]
Reconciliation of Segment EBITDA to Net Loss:

	Year ended December 31,
	2012	2011	2010
Segment EBITDA:
Silicones	$206	$291	$433
Quartz	44	101	92
Other	(36)	(13)	(33)
Total	$214	$379	492

Reconciliation:
Items not included in Segment EBITDA:
Non-cash charges	$(3)	$(8)	$(7)
Restructuring and other costs	(47)	(39)	(27)
Total adjustments	(50)	(47)	(34)
Interest expense, net	(277)	(256)	(249)
Income tax (expense) benefit	(8)	(27)	2
Depreciation and amortization	(187)	(197)	(197)
(Loss) gain on extinguishment and exchange of debt	(57)	7	(78)
Net loss attributable to Momentive Performance Materials Inc.	$(365)	$(141)	$(64)